Financial Instruments (Details) - Schedule of Financial Liabilities	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 12,466,676		$ 10,676,846
Redeemable stock options	6,102,496		6,102,496
Credit facility	43,334,806		32,528,750
Convertible loan	39,610,854
Term loan	34,730,084		19,262,586
Government grant liabilities	1,778,664	$ 1,468,296	1,409,694	$ 1,409,694
Other loan			3,084,075
Total	138,023,580		73,064,447
Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	12,466,676		10,676,846
Redeemable stock options
Credit facility	4,766,345		32,528,750
Convertible loan
Term loan
Government grant liabilities	568,807
Other loan			342,675
Total	17,801,828		43,548,271
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options	6,102,496		6,102,496
Credit facility	38,568,461
Convertible loan	39,610,854
Term loan	21,317,876		9,631,293
Government grant liabilities	1,209,857		1,409,694
Other loan			1,370,700
Total	106,809,544		18,514,183
More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options
Credit facility
Convertible loan
Term loan	13,412,208		9,631,293
Government grant liabilities
Other loan			1,370,700
Total	$ 13,412,208		$ 11,001,993